DEBT	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
DEBT
NOTE 8:-	DEBT

a.	Credit line:

On March 26, 2025, the Company entered into a $4,000,000 credit line agreement (the “Credit Facility”) with United Mizrahi-Tefahot Bank Ltd. (the “Bank”), on customary commercial terms for similarly-sized companies. Drawings on the credit line will have a maturity date of up to three months. For borrowings with a maturity date exceeding one month (up to three months), the interest will be paid on a monthly basis. For borrowings with a shorter maturity date, the interest will be paid on the maturity date. The Credit Facility was initially in effect for a period of 12 months from the date of the agreement. On March 29, 2026, the Credit Facility was renewed in the amount of $2,000,000 for an additional one year term on substantially similar terms. The Credit Facility is secured by all of the assets of the Company. In addition, the Credit Facility includes certain customary information rights in favor of the Bank, restrictive covenants of the Company and of Maris North America Inc., and the agreement by two shareholders of the Company to certain subordination restrictions with respect to loans they have provided to the Company.

As of June 30, 2026, the Company drew $2,000,000 from the Credit Facility and was in compliance with all restrictive covenants. For the six months ended June 30, 2026, the Company recorded financial expenses of $85,095 related to the Credit Facility.

b.	Convertible promissory notes:

On November 25, 2025, the Company entered into Note Purchase Agreements with two institutional investors, pursuant to which, on November 25, 2025, the Company issued to the investors convertible promissory notes (the “Convertible Promissory Notes”) in the aggregate principal amount of $2,000,000. The Convertible Promissory Notes do not bear interest and are not repayable in cash.

Company’s obligations thereunder will be satisfied solely through the issuance of Ordinary Shares, upon conversion of the Convertible Promissory Notes in accordance with their terms.

Under one Convertible Promissory Note, in the principal amount of $1,500,000, up to $1,000,000 of the outstanding principal amount is convertible beginning six (6) months after the issuance date, and the remaining $500,000 is convertible beginning twelve (12) months after the issuance date. Under the other Convertible Promissory Note, in the principal amount of $500,000, the entire outstanding principal amount is convertible beginning twelve (12) months after the issuance date.

The number of Ordinary Shares issuable upon any conversion of any outstanding principal amount under a Convertible Promissory Notes is determined by dividing the applicable conversion amount by the conversion price. The conversion price is equal to 70% of the lowest daily volume-weighted average price of the Ordinary Shares for the five (5) consecutive trading days immediately preceding the applicable conversion date; subject to a floor price equal to 20% of the closing trading price of the Ordinary Shares on the Nasdaq on the issuance date. No fractional Ordinary Shares will be issued upon conversion, and any fractional amount will be rounded up to the nearest whole ordinary share.

On the date that is twenty-four (24) months following the issuance date of the Convertible Promissory Notes, any then-outstanding principal amount under such Convertible Promissory Notes will automatically convert into Ordinary Shares in accordance with the conversion formula and the conversion price then in effect, without any action by the applicable Investor. If, due to the absence of required shareholder approval under applicable Israeli law (“Shareholder Approval”), the Company is not permitted to issue all Ordinary Shares otherwise issuable upon such automatic conversion, the 24-month period will be automatically extended until the earlier of (i) the date Shareholder Approval is obtained, or (ii) the date such issuance may occur without requiring Shareholder Approval.

As amended on January 26, 2026, conversions of the Convertible Promissory Notes (including any mandatory conversion) are subject to a beneficial ownership limitation of 4.99% of the Company’s outstanding Ordinary Shares. To the extent any conversion would result in an investor beneficially owning more than 4.99% of the outstanding Ordinary Shares following any conversion, the portion of the conversion amount that would otherwise exceed such limitation will be satisfied through the issuance of pre-funded warrants to purchase Ordinary Shares, rather than through the issuance of Ordinary Shares. The pre-funded warrants will be exercisable immediately upon issuance and until exercised in full and are subject to the same beneficial ownership limitations applicable to conversions of the Convertible Promissory Notes. The Convertible Promissory Notes also include a restriction prohibiting an investor from beneficially owning 44.99% or more of the outstanding Ordinary Shares without prior Shareholder Approval and a limitation on issuances in excess of the maximum number of Ordinary Shares the Company may issue without obtaining Shareholder Approval under applicable Israeli law.

On May 29, 2026, the Company and the holders of the Convertible Promissory Notes mutually agreed to accelerate the conversion date of the remaining $1,000,000 principal amount to May 29, 2026. The Convertible Promissory Notes have been converted in full. In connection with such conversions, as of the date of these financial statements, the Company has issued an aggregate of 230,000 Ordinary Shares, and pre-funded warrants to purchase up to 2,035,776 Ordinary Shares remain outstanding.